Investment in airport concessions (Tables)	12 Months Ended
Dec. 31, 2018
Investment in airport concessions
Schedule of carrying value and changes in concessioned assets

The Company has concessions to operate, maintain and develop 13 airports in Mexico, which are concentrated in central and northern regions of the country. Each concession is for 50 years from November 1, 1998. The term of each of the Company’s concessions may be extended by the Ministry of Communications and Transportation under certain circumstances for a period not exceeding 50 years. As operators of 13 airports the Company earns revenue from airlines, passengers, and other users for using the airport facilities. The Company also earns revenues for commercial activities carried out at the airports, such as leasing of space to restaurants and other shops.

Each airport concession agreement contains the following terms and basic conditions:

a.

The concessionaire has the right to manage, operate, maintain and use the airport facilities and carry out any construction, improvements or maintenance of the related facilities in accordance with its five-year period master development program, and to provide airport, complementary and commercial services.

b.

The concessionaire will use the airport facilities only for the purposes specified in the concession agreement, will provide services in conformity with the law and applicable regulations and will be subject to inspections by the Ministry of Communications and Transportation.

c.

The concessionaire must pay a concession tax for the right to use airport facilities (currently 5% of the concessionaire’s annual gross revenues derived from the use of public property), in conformity with the Mexican Federal Duties Law.

d.	The Mexican Airport and Auxiliary Services agency (Aeropuertos y Servicios Auxiliares) has the exclusive right to supply fuel at the concessionaire’s airports.

e.	The concessionaire must grant free access to specific airport areas to certain Mexican government agencies, so that they may carry out their activities within the airports.

f.

The concession may be revoked if the concessionaire breaches any of its obligations established in the concession title, as established in Article 26 and 27 of the Mexican Airport Law and in the concession title. The breach of certain concession terms may be cause for revocation if the Ministry of Communications and Transportation has applied sanctions in three different instances with respect to the same concession term.

The terms and conditions of each concession contract have been fulfilled in all important aspects during the years ended December 31, 2018, 2017 and 2016.

Investments in airport concessions include: improvements to concessioned assets, rights to use airport facilities, and airport concessions. The total cost of the concession was assigned proportionally to rights to use airport facilities on the basis of the fair value of the assets determined by an independent appraiser. At any airport concession where the cost exceeded the fair value, the excess was recognized within the airport concessions line item.

As of December 31, 2018, 2017 and 2016, the carrying value of the right to use airport facilities, airport concessions and improvement to concessioned assets classified as intangible assets are as follows:

	December 31,
	2018		2017		2016
Projects completed and in operation:
Airport concessions	Ps.	605,643	Ps.	605,643	Ps.	605,643
Rights to use airport facilities		3,356,762		3,356,762		3,356,762
Improvements to concessioned assets (see note 15)		7,000,679		5,859,174		4,532,716
Accumulated amortization		(2,396,428)		(2,173,162)		(1,981,607)
	Ps.	8,566,656	Ps.	7,648,417	Ps.	6,513,514

The changes in investment in concessions are as follows:

	December 31,
	2018		2017		2016
Investment in airport concessions
Beginning balance	Ps.	9,821,579	Ps.	8,495,121	Ps.	8,150,349
Increase		1,141,505		1,326,458		344,772
Ending balance		10,963,084		9,821,579		8,495,121
Amortization of airport concessions:
Beginning balance		(2,173,162)		(1,981,607)		(1,801,744)
Increase		(223,266)		(191,555)		(179,863)
Ending balance		(2,396,428)		(2,173,162)		(1,981,607)
Net investment in airport concessions	Ps.	8,566,656	Ps.	7,648,417	Ps.	6,513,514

Schedule of contractual obligations under development plan

Year	Amount
2019	Ps.	2,102,516
2020		514,349
	Ps.	2,616,865